INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES	The provision for income taxes consisted of the following:
	Years ended June 30,
	2023	2024	2025
	S$	S$	S$
Income tax payable	33,986	-	-

Income tax expense	-	1,813	-

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE TO THE EFFECTIVE INCOME TAX RATE BASED ON INCOME BEFORE INCOME TAXES

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the years ended June 30, 2024 and 2025 are as follows:

	Years ended June 30
	2023	2024	2025
	S$	S$	S$
Loss before income taxes	(441,746	(1,464,877)	(5,432,893)
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	(75,097	(249,029)	(923,592)
Tax effect of non-taxable income	(3,786)	(11,345)	(4,253)
Non-deductible expense	78,883	260,374	854,501
Deferred tax asset not recognized	-	-	73,344
Others	-	1,813	-
Income tax expense	-	1,813	-

	Years ended June 30,
	2024	2025
	S$	S$
Tax loss carry forwards	1,558,790	2,250,648
Deferred tax assets	264,994	380,907
Valuation allowance	(264,994)	(380,907)
Total deferred tax assets, net	-	-